Annual Total Returns- PIMCO Real Return Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Real Return Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.56%	8.64%	(9.31%)	2.99%	(2.80%)	5.09%	3.55%	(2.31%)	8.33%	11.60%